Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 25,024	$ 28,073
Restricted cash	102	115
Short-term deposits	10,506	17,513
Marketable equity securities	5	12
Other current receivables	573	660
Total current assets	36,210	46,373
Non-current assets:
Operating lease right of use asset	2,398	2,594
Investment in equity securities		4,011
Marketable equity securities	2,223
Fixed assets, net	646	503
Total non-current assets	5,267	7,108
Total assets	41,477	53,481
Current liabilities:
Trade payables	251	253
Operating lease liability	617	587
Other accounts payable	1,542	1,865
Total current liabilities	2,410	2,705
Operating lease liability	1,625	2,143
Total liabilities	4,035	4,848
Shareholders’ equity:
Ordinary shares, no par value; Authorized 1,000,000,000 shares; Issued and outstanding: 322,784,556 and 322,652,016 shares as of June 30, 2022, and December 31, 2021 respectively
Additional paid-in-capital	129,032	128,209
Accumulated deficit	(91,944)	(79,804)
Total Foresight Autonomous Holdings Ltd. shareholders’ equity	37,088	48,405
Non-controlling interest	354	228
Total equity	37,442	48,633
Total liabilities and shareholders’ equity	$ 41,477	$ 53,481